Loans and borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current borrowings, gross	$ 518	$ 1,020
Non-current portion of non-current borrowings, gross	17,616	13,772
Accrued charges	$ 195	184
Quoted In Secondary Market [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.05%
Current borrowings, gross
Non-current portion of non-current borrowings, gross	$ 7,607	7,187
Quoted In Secondary Market [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.22%
Current borrowings, gross	$ 57	68
Non-current portion of non-current borrowings, gross	$ 2,286	1,191
Debt Contract Brazil [Member] | TJLP, TR, IPCA, IGP-M and CDI [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	9.88%
Current borrowings, gross	$ 44	41
Non-current portion of non-current borrowings, gross	$ 89	143
Debt Contract Brazil [Member] | SOFR [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	5.72%
Non-current portion of non-current borrowings, gross	$ 150	150
Debt Contracts International Markets [Member] | Currencieswith Variable And Fixed Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	5.09%
Current borrowings, gross	$ 205	716
Non-current portion of non-current borrowings, gross	$ 6,944	5,042
Debt Contracts International Markets [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.79%
Current borrowings, gross	$ 12	11
Non-current portion of non-current borrowings, gross	$ 43	50
Debt Contracts International Markets [Member] | Other Currencies With Variable Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	2.76%
Current borrowings, gross	$ 5
Non-current portion of non-current borrowings, gross	$ 497	$ 9